Equity	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Equity
25 Equity

a. Share capital

As of December 31, 2022, the subscribed and paid-up capital consists of 1,115,173,080 (1,115,107,683 as of December 31, 2021) common shares with no par value and the issuance of preferred shares and participation certificates is prohibited. Each common share entitles its holder to one vote at Shareholders’ Meetings.

As of December 31, 2022, there were 58,895,761 common shares outstanding abroad in the form of ADRs (50,374,275 shares as of December 31, 2021 and 47,413,094 shares as of December 31, 2020).

b. Equity instrument granted

The Company has a share-based incentive plan, which establishes the general terms and conditions for the concession of common shares issued by the Company held in treasury (see Note 9.c). As of December 31, 2022, the balance of treasury shares granted with right of use was 6,184,427 common shares (3,178,383 as of December 31, 2021).

c. Treasury shares

The Company acquired its own shares at market prices, without capital reduction, to be held in treasury and to be subsequently disposed of or cancelled.

As of December 31, 2022, the balance was R$ 479,674 (R$ 488,425 as of December 31, 2021) and 19,974,556 common shares (23,756,393 as of December 31, 2021 and 24,739,626 as of December 31, 2020) were held unrestricted in the Company's treasury, acquired at an average cost of R$ 24.01.

The balance of treasury shares as of December 31, 2022 ias as follows (in number of shares):

12/31/2022
Balance of unrestricted shares held in treasury	19,974,556
Balance of treasury shares granted with right of use (see note 25.b)	6,184,427
Total balance of treasury shares as of December 31, 2022	26,158,983

d. Revaluation reserve

The revaluation reserve, recognized prior to the adoption of the international accounting standards (IFRS), reflects the revaluation of assets of subsidiaries and is based on depreciation, write-off, or disposal of the revalued assets of the subsidiaries, as well as the tax effects recognized by these subsidiaries.

e. Profit reserves

e.1 Legal reserve

Under the Brazilian Corporate Law the Company is required to allocate 5% of net annual earnings to a legal reserve, until the balance reaches 20% of share capital. As of December 31, 2022, the legal reserve totaled R$ 882,575 (R$ 792,533 as of December 31, 2021). This reserve may be used to increase capital or to absorb losses but may not be distributed as dividends.

e.2 Investments statutory reserve

In compliance with Article 194 of the Brazilian Corporate Law and Article 54 of the Bylaws, this reserve is aimed to protect the integrity of the Company’s assets and to supplement its share capital, in order to allow new investments to be made. As provided for in its bylaws, the Company may allocate up to 75% of the annual net income, after deducting the legal reserve, to the investments reserve, up to the limit of 100% of the share capital.

The investments reserve is free of distribution restrictions and totaled R$ 5,228,561 as of December 31, 2022 (R$ 4,073,876 as of December 31, 2021). Under article 199 of Brazilian Corporate Law, the next general meeting will resolve on the excess of the profit reserve over the share capital.

f. Accumulated other comprehensive income and cumulative translation adjustments

f.1 Other comprehensive income

(i)	Gains and losses on the hedging instruments of exchange rate related to firm commitment and highly probable transactions designated as cash flows hedges are recognized in equity as “Accumulated other comprehensive income”, net of income taxes. Gains and losses are reclassified to initial cost of non-financial assets recognized in the statement of income at the moment of paid-off of the hedge instrument.
(ii)	Actuarial gains and losses relating to post-employment benefits, calculated based on a valuation conducted by an independent actuary, are recognized in equity under the heading “Accumulated other comprehensive income”, net of income taxes. Gains and losses recorded in equity are not reclassified to profit or loss in subsequent periods.
(iii)	The Company also recognizes in this item the effect of changes in the non-controlling interest in subsidiaries that do not result in loss of control. This amount corresponds to the difference between the amount by which the non-controlling interest was adjusted and the fair value of the consideration received or paid and represents a transaction with shareholders.

Balance and changes in valuation adjustments of the Company are as follows:

	Fair value of cash flow hedging instruments (i)	Fair value of financial investments	Actuarial gain/ (loss) of post-employment benefits (ii)	Non-controlling shareholders interest change (iii)	Others	Total
Balance as of December 31, 2019	(296,132)	205	(47,759)	197,369	-	(146,317)
Changes in fair value of financial instruments	(477,570)	64	-	-	-	(477,506)
IRPJ and CSLL on fair value	164,425	-	-	-	-	164,425
Actuarial loss of post-employment benefits	-	-	(7,725)	-	-	(7,725)
Income and social contribution taxes on actuarial losses	-	-	2,133	-	-	2,133
Balance as at December 31, 2020	(609,277)	269	(53,351)	197,369	-	(464,990)
Changes in fair value of financial instruments	12,036	(672)	-	-	‐	11,364
IRPJ and CSLL on fair value	(4,060)	-	-	-	‐	(4,060)
Actuarial gains of post-employment benefits of subsidiaries	-	-	49,550	-	‐	49,550
IRPJ and CSLL on actuarial gains	-	-	(14,002)	-	‐	(14,002)
Balance as of December 31, 2021	(601,301)	(403)	(17,803)	197,369	-	(422,138)
Changes in fair value of financial instruments	910,804	403	-	-	747	911,954
IRPJ and CSLL on fair value	(309,503)	-	-	-		(309,503)
Actuarial gains of post-employment benefits of subsidiaries	-	-	(610)	-	‐	(610)
IRPJ and CSLL on actuarial gains	-	-	271	-	‐	271
Balance as of December 31, 2022	-	-	(18,142)	197,369	747	179,974

f.2 Cumulative translation adjustments

The change in exchange rates on assets, liabilities, and income of foreign subsidiaries that have functional currency other than the presentation currency of the Company and an independent management (see Note 2.t.1) and the exchange rate variation on notes in the foreign market, net of income taxes (see Note 31.h.3) is directly recognized in the equity. This cumulative effect is reflected in profit or loss as a gain or loss only in case of disposal or write-off of the investment.

Balance and changes in cumulative translation adjustments of the Company are as follows:

	2022	2021	2020
Initial balance	304,645	231,596	102,427
Currency translation adjustment of foreign subsidiaries	(269,482)	97,113	202,277
Effect of foreign currency exchange rate variation on notes in the foreign market	80,057	(36,461)	(110,770)
IRPJ and CSLL on foreign currency exchange rate variation on notes in the foreign market	(27,219)	12,397	37,662
Reclassification to income due to sale of investment	(88,001)	-
Final balance	-	304,645	231,596

g. Allocation of income for the year

The shareholders of the Company are entitled under the Bylaws to a minimum annual dividend of 25% of adjusted net income, after allocation of 5% to the legal reserve, calculated in accordance with Brazilian Corporate Law. The dividends and interest on capital in excess of the obligation established in the Bylaws are recognized in equity until the shareholders approve them. The proposed dividends payable that refers to the year 2021, the amount of which as of December 31, 2021 totaled R$ 185,896 (R$ 0.17 - seventeen cents of Brazilian Real per share), were approved by the Board of Directors on February 23, 2022 and were paid from March 11, 2022 onwards. On May 11, 2022, the payment of interim interest on capital, attributed to the mandatory minimum dividend, of R$ 450,000 (R$ 0.41 - forty-one cents of Brazilian Real per share), including income tax, was approved, and the payment was made from August 10, 2022 onwards. The proposed dividends payable for the year 2022, the amount of which as of December 31, 2022 totaled R$ 109,515 (R$ 0.10 - ten cents of Brazilian Real per share), were approved by the Board of Directors on February 15, 2023 and will be paid from March 03, 2023 onwards.

The management's proposal for the allocation of net income for 2022 and for distribution of dividends is as follows:

Allocation of net income	12/31/2022
Net income for the year attributable to shareholders of Ultrapar	1,800,839
Legal reserve (5% of the net income)	90,042
Adjusted net income (basis for dividends)	1,710,797

Minimum mandatory dividends for the year (25% of the adjusted net income)	427,699
Total distribution	427,699
Interest on capital, net of income tax, already paid (R$ 0.35 per share) (*)	(396,314)
Additional dividends to the minimum mandatory dividends	78,130
Balance of proposed dividends (R$ 0.10 per share)	109,515

Allocation of dividends
Minimum mandatory dividends for the year (25% of the adjusted net income)	427,699
Balance of proposed dividends (R$ 0.07 per share)	78,130

Allocation of net income
Legal reserve (5% of the net income)	90,042
Statutory reserve	1,204,968
Minimum mandatory dividends for the year (25% of the adjusted net income)	396,314
Complementary minimum mandatory dividends for the year (25% of the adjusted net income)	31,385
Additional dividends to the minimum mandatory dividends	78,130
Total distribution of net income for the year attributable to shareholders of Ultrapar	1,800,839

(*) The gross amount of interest on capital was R$450,004

Changes in dividends payable are as follows:

Balance as of December 31, 2019	16,694
Provisions	710,206
Payments	(284,767)
Balance as of December 31, 2020	442,133
Provisions	478,366
Prescribed dividends	(11,816)
Payments	(705,753)
Reclassification to liabilities of subsidiaries held for sale	(70)
Balance as of December 31, 2021	202,860
Provisions	429,964
Prescribed dividends	(2,948)
Payments	(581,351)
Balance as of December 31, 2022	48,525

h. Capital reserve

The capital reserve reflects the gain on the transfer of shares at market price used in the Deferred Stock Plan granted to executives of the subsidiaries of the Company, as mentioned in Note 9.c.

Because of Extrafarma’s association in 2014 the Company recognized an increase in the capital reserves in the amount of R$ 498,812, due to the difference between the value attributable to share capital and the market value of the Ultrapar shares on the date of issuance, deducted by R$ 2,260 related to the incurred costs directly attributable to issuing new shares. Additionally, on February 24, 2021, August 11, 2021, February 23, 2022 and August 03, 2022 there was an increase in the reserve in the amount of R$ 1,371, R$ 448, R$ 651 and R$ 291, respectively, due to the partial exercise of the subscription warrants – indemnification (see note 24).